Inventories - Schedule of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Gold-in-process and stockpiles	$ 725.7	$ 565.8
Consumable stores	238.6	217.0
Total inventories	964.3	782.8
Heap leach and stockpiles inventories included in non-current assets	(205.3)	(155.2)
Total current inventories	759.0	627.6
Consumable stores	$ 397.4	$ 319.6	$ 267.4